Document and Entity Information	3 Months Ended
Jun. 30, 2014
Document And Entity Information
Entity Registrant Name	Tech Foundry Ventures, Inc.
Entity Central Index Key	0001605481
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Filer Category	Smaller Reporting Company